Goodwill and Intangible Assets (Details 1) - USD ($) $ in Thousands	Apr. 02, 2016	Mar. 28, 2015
Gross carrying amounts and amortization of intangibles
Accumulated Amortization	$ 763,640	$ 268,926
Gross Carrying Amount	2,576,155	2,576,155
Technology licenses [Member]
Gross carrying amounts and amortization of intangibles
Gross Carrying Amount	12,446	12,446
Accumulated Amortization	11,021	10,701
Customer relationships [Member]
Gross carrying amounts and amortization of intangibles
Gross Carrying Amount	1,267,103	1,267,103
Accumulated Amortization	377,357	99,471
Developed Technology [Member]
Gross carrying amounts and amortization of intangibles
Gross Carrying Amount	915,163	712,163
Accumulated Amortization	277,736	124,028
Wafer supply agreement [Member]
Gross carrying amounts and amortization of intangibles
Gross Carrying Amount	20,443	20,443
Accumulated Amortization	20,443	16,059
Trade Names [Member]
Gross carrying amounts and amortization of intangibles
Gross Carrying Amount	29,000	29,000
Accumulated Amortization	12,083	2,417
Backlog [Member]
Gross carrying amounts and amortization of intangibles
Gross Carrying Amount	65,000	65,000
Accumulated Amortization	65,000	16,250
In-process research and development [Member]
Gross carrying amounts and amortization of intangibles
Gross Carrying Amount	$ 267,000	$ 470,000